Dividends (Tables)	12 Months Ended
Mar. 31, 2023
Dividend [Abstract]
Schedule of dividends to shareholders
Interim dividends are recognised when they become payable to the Company’s shareholders. Final dividends are recognised when they are approved by shareholders.

	2023			2022			2021
	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m
Interim dividend in respect of the current year	17.84	488	163	17.21	339	282	17.00	348	249
Final dividend in respect of the prior year	33.76	1,119	114	32.16	583	562	32.00	1,065	54
	51.60	1,607	277	49.37	922	844	49.00	1,413	303